Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Fixed assets and intangible assets	$ 11,827	$ 19,729
Deferred revenues	21,314	27,610
Provisions and reserves	7,649	2,226
Net operating loss carry forwards	17,588	18,387
Other	4,724	2,468
Gross deferred tax assets	63,102	70,420
Valuation allowance	(10,341)	(11,124)
Total deferred tax asset	52,761	59,296
Deferred tax liabilities:
Fixed assets and intangible assets	(30,715)
Other	(358)	(923)
Total deferred tax liabilities	(31,073)	(923)
Net deferred tax asset	21,688	58,373
Deferred tax asset - current portion	21,056	25,058
Deferred tax asset - non-current portion	26,813	33,820
Deferred tax liability - current portion	(568)	(163)
Deferred tax liability - non-current portion	(25,613)	(342)
Net deferred tax asset	$ 21,688	$ 58,373